Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Life Insurance Company of New York
at December 31, 2012
Schedule I — Summary of Investments Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$540	$797	$797
States, municipalities and political subdivisions	26,527	30,181	30,181
Foreign governments	255	403	403
Commercial mortgage-backed	1,343	1,454	1,454
Residential mortgage-backed	7,888	8,810	8,810
Corporate	70,176	80,469	80,469
Total fixed maturity securities	106,729	122,114	122,114
Equity securities:
Non-redeemable preferred stocks	6,144	6,908	6,908
Commercial mortgage loans on real estate, at amortized cost	27,195	30,443	27,195
Policy loans	208	208	208
Short-term investments	2,126	2,126	2,126
Other investments	482	482	482
Total investments	$142,884	$162,281	$159,033